FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Currency risk (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Currency risk
Cash and cash equivalents	$ 36,332		$ 59,924		$ 62,355
Accounts payables	(9,798)		(15,429)
Canadian dollar
Currency risk
Cash and cash equivalents		$ 5,003		$ 10,928
Accounts payables		(765)		(407)
Convertibles notes - Host		(40,545)		(36,780)
Net exposure	$ (48,018)	$ (36,307)	$ (36,307)	(26,259)
Currency risk
Currency risk
Percentage of increase in net loss with a appreciation	5.00%	5.00%
Percentage of decrease in net loss with a depreciation	5.00%	5.00%
Currency risk | US dollar
Currency risk
Increase in net loss with a 5% appreciation		$ (2,401)		(1,778)
Decrease in net loss with a 5% depreciation		$ 2,401		$ 1,778